UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09685

Pioneer High Yield Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High Yield Fund

NQ | 31 January, 2018

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 99.2%
		CONVERTIBLE CORPORATE BONDS - 8.3% of Net Assets
		CAPITAL GOODS - 0.6%
		Aerospace & Defense - 0.1%
	1,150,000	KeyW Holding Corp., 2.5%, 7/15/19	$1,086,927
		Construction & Engineering - 0.1%
	1,040,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,380,845
		Electrical Components & Equipment - 0.4%
	3,155,000(a)	General Cable Corp., 4.5%, 11/15/29	$3,344,988
		Total Capital Goods	$5,812,760
		CONSUMER DURABLES & APPAREL - 0.5%
		Homebuilding - 0.5%
	3,530,000	KB Home, 1.375%, 2/1/19	$4,282,487
		Total Consumer Durables & Apparel	$4,282,487
		CONSUMER SERVICES - 0.2%
		Security & Alarm Services - 0.2%
	2,710,000	Ascent Capital Group, Inc., 4.0%, 7/15/20	$2,107,025
		Total Consumer Services	$2,107,025
		ENERGY - 0.7%
		Oil & Gas Equipment & Services - 0.2%
	2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,063,976
		Oil & Gas Exploration & Production - 0.5%
	4,930,000	Whiting Petroleum Corp., 1.25%, 4/1/20	$4,584,900
		Total Energy	$6,648,876
		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
		Health Care Equipment - 0.7%
	1,870,000	NuVasive, Inc., 2.25%, 3/15/21	$1,996,021
	4,540,000	Wright Medical Group, Inc., 2.0%, 2/15/20	4,693,225
			$6,689,246
		Health Care Supplies - 0.4%
	2,015,000	Endologix, Inc., 2.25%, 12/15/18	$1,929,363
	1,390,000	Endologix, Inc., 3.25%, 11/1/20	1,198,302
	505,000	Quidel Corp., 3.25%, 12/15/20	795,638
			$3,923,303
		Total Health Care Equipment & Services	$10,612,549
		MEDIA - 0.3%
		Cable & Satellite - 0.3%
	3,351,000	DISH Network Corp., 2.375%, 3/15/24 (144A)	$3,135,618
		Total Media	$3,135,618
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
		Biotechnology - 0.9%
	1,940,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$1,887,455
	1,644,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	1,620,678
	1,510,000	Insmed, Inc., 1.75%, 1/15/25	1,439,853
	2,455,000	Medicines Co., 2.5%, 1/15/22	2,846,740
	955,000	Medicines Co., 2.75%, 7/15/23	928,727
			$8,723,453
		Pharmaceuticals - 0.8%
	3,505,000	Innoviva, Inc., 2.125%, 1/15/23	$3,504,705
	3,570,000	Jazz Investments I, Ltd., 1.875%, 8/15/21	3,658,672
			$7,163,377
		Total Pharmaceuticals, Biotechnology & Life Sciences	$15,886,830
		RETAILING - 0.2%
		Internet & Direct Marketing Retail - 0.2%
	1,320,000	Ctrip.com International, Ltd., 1.25%, 9/15/22	$1,365,364
		Total Retailing	$1,365,364
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
		Semiconductor Equipment - 0.1%
	471,000	Teradyne, Inc., 1.25%, 12/15/23	$719,816
		Semiconductors - 1.2%
	1,675,000	Microchip Technology, Inc., 1.625%, 2/15/27 (144A)	$2,034,671
	2,113,000	ON Semiconductor Corp., 1.0%, 12/1/20	3,020,648
	2,772,000	ON Semiconductor Corp., 1.625%, 10/15/23 (144A)	3,787,359
	875,000	Silicon Laboratories, Inc., 1.375%, 3/1/22 (144A)	1,057,271
	1,060,000	Synaptics, Inc., 0.5%, 6/15/22 (144A)	999,212
			$10,899,161
		Total Semiconductors & Semiconductor Equipment	$11,618,977
	Principal
	Amount
	USD ($)		Value
		SOFTWARE & SERVICES - 1.4%
		Application Software - 0.6%
	1,015,000	Citrix Systems, Inc., 0.5%, 4/15/19	$1,344,691
	1,700,000	Nuance Communications, Inc., 1.0%, 12/15/35	1,651,436
	2,785,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	2,449,408
			$5,445,535
		Data Processing & Outsourced Services - 0.3%
	3,185,000	Cardtronics, Inc., 1.0%, 12/1/20	$2,964,620
		Internet Software & Services - 0.3%
	1,110,000(b)	Akamai Technologies, Inc., 2/15/19	$1,116,183
	1,530,000	Zillow Group, Inc., 2.0%, 12/1/21	1,717,491
			$2,833,674
		Systems Software - 0.2%
	595,000	FireEye, Inc., 1.0%, 6/1/35	$560,431
	595,000	FireEye, Inc., 1.625%, 6/1/35	545,893
	905,000	Nice Systems, Inc., 1.25%, 1/15/24	1,099,855
			$2,206,179
		Total Software & Services	$13,450,008
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
		Communications Equipment - 0.1%
	925,000	Finisar Corp., 0.5%, 12/15/33	$916,299
		Total Technology Hardware & Equipment	$916,299
		TRANSPORTATION - 0.2%
		Logistics - 0.2%
	628,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (144A)	$660,414
	1,250,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	1,190,150
		Total Transportation	$1,850,564
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $72,889,969)	$77,687,357
		PREFERRED STOCKS - 0.3% of Net Assets
		BANKS - 0.3%
		Consumer Finance - 0.3%
	97,845(c)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$2,545,927
		Total Banks	$2,545,927
		TOTAL PREFERRED STOCKS
		(Cost $2,331,191)	$2,545,927
		CONVERTIBLE PREFERRED STOCKS - 1.5% of Net Assets
		BANKS - 1.3%
		Diversified Banks - 1.3%
	3,620(d)	Bank of America Corp., 7.25%	$4,568,440
	5,721(d)	Wells Fargo & Co., 7.5%	7,322,880
		Total Banks	$11,891,320
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Facilities - 0.0%†
	742^(e)	BioScrip, Inc.	$70,672
		Total Health Care Equipment & Services	$70,672
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Pharmaceuticals - 0.2%
	2,700	Allergan Plc, 5.5%, 3/1/18	$1,748,790
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,748,790
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $13,755,993)	$13,710,782
	Shares
		COMMON STOCKS - 3.9% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.3%
		Automobile Manufacturers - 0.3%
	225,614	Ford Motor Co.	$2,474,986
		Total Automobiles & Components	$2,474,986
		COMMERCIAL & PROFESSIONAL SERVICES - 0.0%†
		Environmental & Facilities Services - 0.0%†
	73,714^(e)	Liberty Tire Recycling LLC	$737
		Total Capital Goods	$737
		CONSUMER SERVICES - 0.2%
		Restaurants - 0.2%
	38,427	Starbucks Corp.	$2,183,038
		Total Consumer Services	$2,183,038
		DIVERSIFIED FINANCIALS - 0.3%
		Consumer Finance - 0.3%
	22,185	Capital One Financial Corp.	$2,306,353
		Total Diversified Financials	$2,306,353
	Shares		Value
		ENERGY - 0.2%
		Coal & Consumable Fuels - 0.0%†
	730(e)	Alpha Natural Resources Holdings, Inc.	$4,270
	43	Contura Energy, Inc.	2,924
			$7,194
		Oil & Gas Exploration & Production - 0.2%
	6,967,063^(e)	Ascent CNR Corp.	$1,497,918
	996(e)	Midstates Petroleum Co., Inc.	16,345
	430(e)	SilverBow Resources, Inc.	13,201
			$1,527,464
		Total Energy	$1,534,658
		HEALTH CARE EQUIPMENT & SERVICES - 0.9%
		Health Care Services - 0.1%
	255,259(e)	BioScrip, Inc.	$712,173
		Managed Health Care - 0.8%
	24,403	Aetna, Inc.	$4,558,968
	16,643	Cigna Corp.	3,467,569
			$8,026,537
		Total Health Care Equipment & Services	$8,738,710
		MATERIALS - 0.1%
		Commodity Chemicals - 0.1%
	9,227	LyondellBasell Industries NV, Class A	$1,105,764
		Steel - 0.0%†
	730(e)	ANR, Inc., Class C	$15,987
		Total Materials	$1,121,751
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
		Biotechnology - 0.5%
	100,049(e)	Emergent BioSolutions, Inc.	$4,881,390
		Pharmaceuticals - 0.1%
	20,001(e)	Mylan NV	$857,043
		Total Pharmaceuticals, Biotechnology & Life Sciences	$5,738,433
		REAL ESTATE - 0.8%
		Diversified REIT - 0.7%
	270,035	Forest City Realty Trust, Inc., Class A	$6,337,722
		Specialized REIT - 0.1%
	76,215	Uniti Group, Inc.	$1,206,483
		Total Real Estate	$7,544,205
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	31,295(e)	Avaya Holdings Corp.	$653,440
		Total Software & Services	$653,440
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
		Computer Hardware Storage & Peripherals - 0.3%
	70,088(e)	NCR Corp.	$2,629,001
		Total Technology Hardware & Equipment	$2,629,001
		TRANSPORTATION - 0.1%
		Airlines - 0.1%
	19,931(e)	United Continental Holdings, Inc.	$1,351,720
		Total Transportation	$1,351,720
		TOTAL COMMON STOCKS
		(Cost $25,495,132)	$36,277,032
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITY - 0.1% of Net Assets
		BANKS - 0.1%
		Thrifts & Mortgage Finance - 0.1%
	750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$752,264
		Total Banks	$752,264
		TOTAL ASSET BACKED SECURITY
		(Cost $750,000)	$752,264
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9% of Net Assets
		BANKS - 1.9%
		Diversified Banks - 0.1%
	1,300,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	$1,092,837
		Thrifts & Mortgage Finance - 1.8%
	2,500,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	$1,622,948
	2,750,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.855%, 5/15/46	2,745,270
	1,200,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.855%, 5/15/46	844,572
	1,300,000(f)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 5.554% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	1,222,000
	600,000(c)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.1%, 8/15/38 (144A)	578,987
	347,338	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	271,365
	2,513,900(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	2,125,298
	236,344	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	236,132
	1,350,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class D, 4.052%, 1/15/46 (144A)	1,277,696
	3,000,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class D, 3.946%, 11/15/47 (144A)	2,408,940
	2,171,000(f)	PFP, Ltd., Series 2015-2, Class E, 6.156% (1 Month USD LIBOR + 460 bps), 7/14/34 (144A)	2,152,183
	800,000(c)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class B, 5.865%, 7/15/45	803,217
			$16,288,608
		Total Banks	$17,381,445
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $17,887,139)	$17,381,445
		CORPORATE BONDS - 74.5% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.7%
		Auto Parts & Equipment - 0.7%
	600,000	Allison Transmission, Inc., 4.75%, 10/1/27 (144A)	$597,000
	3,380,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	3,654,625
	879,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	869,661
	1,487,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	1,581,796
		Total Automobiles & Components	$6,703,082
		BANKS - 1.2%
		Diversified Banks - 1.0%
	600,000(c)(d)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	$672,000
	1,138,000(c)(d)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	1,208,749
	4,775,000(c)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	5,464,415
	650,000(c)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	725,562
	1,350,000(c)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,456,313
			$9,527,039
		Thrifts & Mortgage Finance - 0.2%
	2,067,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$2,147,096
		Total Banks	$11,674,135
		CAPITAL GOODS - 4.8%
		Aerospace & Defense - 0.5%
	2,430,000	Engility Corp., 8.875%, 9/1/24	$2,619,783
	1,630,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	1,740,025
			$4,359,808
		Agricultural & Farm Machinery - 0.2%
	2,305,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$2,391,438
		Building Products - 0.5%
	700,000	American Woodmark Corp., 4,875, 3/15/26	$700,000
	1,800,000	Griffon Corp., 5.25%, 3/1/22	1,831,500
	1,806,000	USG Corp., 4.875%, 6/1/27 (144A)	1,851,150
			$4,382,650
		Construction & Engineering - 0.3%
	2,360,000	AECOM, 5.875%, 10/15/24	$2,516,350
		Electrical Components & Equipment - 0.2%
	1,490,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25 (144A)	$1,627,825
		Industrial Conglomerates - 0.8%
	2,410,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$2,228,286
	3,236,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	3,353,305
	1,420,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,515,850
			$7,097,441
		Industrial Machinery - 1.2%
	4,485,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$4,574,700
	2,600,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	2,691,000
	2,076,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	2,055,240
	1,025,000	EnPro Industries, Inc., 5.875%, 9/15/22	1,066,000
	Principal
	Amount
	USD ($)		Value
		Industrial Machinery – (continued)
	1,120,000	RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25 (144A)	$1,134,000
			$11,520,940
		Trading Companies & Distributors - 1.1%
	2,209,000	H&E Equipment Services, Inc., 5.625%, 9/1/25 (144A)	$2,291,837
	700,000	United Rentals North America, Inc., 4.625%, 10/15/25	710,500
	700,000	United Rentals North America, Inc., 4.875%, 1/15/28	699,125
	2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	2,121,000
	1,963,000	United Rentals North America, Inc., 5.75%, 11/15/24	2,066,058
	385,000	United Rentals North America, Inc., 5.875%, 9/15/26	412,431
	2,330,000	WESCO Distribution, Inc., 5.375%, 12/15/21	2,394,075
			$10,695,026
		Total Capital Goods	$44,591,478
		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
		Environmental & Facilities Services - 0.1%
	1,150,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	$1,170,125
		Security & Alarm Services - 0.4%
	3,373,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,280,242
		Total Commercial & Professional Services	$4,450,367
		CONSUMER DURABLES & APPAREL - 6.2%
		Home Furnishings - 0.2%
	1,750,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$1,758,750
		Homebuilding - 5.4%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27 (144A)	$1,995,000
	6,095,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	6,399,750
	1,540,000	CalAtlantic Group, Inc., 5.375%, 10/1/22	1,632,400
	3,975,000	CalAtlantic Group, Inc., 6.25%, 12/15/21	4,297,969
	8,375,000	KB Home, 7.0%, 12/15/21	9,212,500
	4,150,000	Lennar Corp., 4.5%, 6/15/19	4,228,020
	7,930,000	Lennar Corp., 4.75%, 11/15/22	8,220,238
	3,660,000	Meritage Homes Corp., 7.0%, 4/1/22	4,108,350
	3,059,000	PulteGroup, Inc., 5.0%, 1/15/27	3,177,383
	1,071,000	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	1,068,323
	3,990,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	4,259,325
	1,840,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	1,858,400
			$50,457,658
		Leisure Products – 0.3%
	5,007,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	$3,148,151
		Textiles - 0.3%
	2,920,000	Springs Industries, Inc., 6.25%, 6/1/21	$2,982,050
		Total Consumer Durables & Apparel	$58,346,609
		CONSUMER SERVICES - 2.9%
		Casinos & Gaming - 1.1%
	2,885,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$3,011,219
	517,019(g)(h)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36	2,585
	1,450,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	1,451,813
	5,598,000	Scientific Games International, Inc., 10.0%, 12/1/22	6,136,807
			$10,602,424
		Hotels, Resorts & Cruise Lines - 1.2%
	1,710,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$1,876,725
	7,180,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	7,188,975
	1,680,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	1,738,800
			$10,804,500
		Restaurants - 0.3%
	2,150,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$2,295,125
		Specialized Consumer Services - 0.3%
	1,814,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$1,795,860
	1,000,000	Service Corp. International, 4.625%, 12/15/27	991,250
			$2,787,110
		Total Consumer Services	$26,489,159
		DIVERSIFIED FINANCIALS - 2.8%
		Commercial Finance - 0.7%
	5,825,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$6,072,563
		Consumer Finance - 0.3%
	2,120,000	Ally Financial, Inc., 4.625%, 3/30/25	$2,180,971
		Diversified Capital Markets - 0.7%
	1,097,000(c)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$1,194,358
	3,475,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,631,375
	1,791,000(c)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,932,088
			$6,757,821
		Diversified Finance - 0.2%
	1,740,000	MSCI, Inc., 4.75%, 8/1/26 (144A)	$1,774,800
	Principal
	Amount
	USD ($)		Value
		Specialized Finance – 0.9%
	1,820,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 8/1/18	$1,822,275
	7,220,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	7,304,149
			$9,126,424
		Total Diversified Financials	$25,912,579
		ENERGY - 14.5%
		Oil & Gas Drilling - 1.2%
	750,000	Ensco PLC, 7.75%, 2/1/26	$745,781
	2,025,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	2,106,000
	780,000	Rowan Cos., Inc., 4.875%, 6/1/22	756,600
	3,604,000	Rowan Cos., Inc., 5.4%, 12/1/42	2,739,040
	272,000	Rowan Cos., Inc., 5.85%, 1/15/44	217,600
	1,650,000	Shelf Drill Holdings Ltd., 8.25%, 2/15/25	1,674,750
	2,730,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	2,675,400
			$10,915,171
		Oil & Gas Equipment & Services - 1.2%
	1,955,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,979,438
	4,500,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	4,567,500
	1,730,000	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	1,712,700
	1,225,000	FTS International, Inc., 6.25%, 5/1/22	1,237,250
	1,040,000	Noble Holding International, Ltd., 7.875%, 2/1/26 (144A)	1,059,500
	795,000	SESI LLC, 7.75%, 9/15/24 (144A)	854,625
			$11,411,013
		Oil & Gas Exploration & Production - 5.7%
	2,053,000	Antero Resources Corp., 5.0%, 3/1/25	$2,094,060
	1,355,000	Centennial Resource Production LLC, 5.375%, 1/15/26 (144A)	1,373,631
	1,035,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	1,110,037
	1,320,000	Cobalt International Energy, Inc., 11.75%, 12/1/21	1,450,350
	2,050,000	Concho Resources, Inc., 4.375%, 1/15/25	2,126,875
	1,802,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,901,110
	1,060,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26 (144A)	1,073,250
	1,065,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28 (144A)	1,083,637
	1,050,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	1,136,625
	2,240,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,357,600
	2,060,000	Gulfport Energy Corp., 6.0%, 10/15/24	2,075,450
	3,100,000	Gulfport Energy Corp., 6.375%, 5/15/25	3,162,000
	345,000	Halcon Resources Corp., 6.75%, 2/15/25 (144A)	363,112
	3,403,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	3,505,090
	1,025,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,001,938
	2,234,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,935,202
	720,000	Murphy Oil Corp., 6.875%, 8/15/24	769,075
	705,000	Newfield Exploration Co., 5.625%, 7/1/24	754,350
	3,320,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,419,600
	540,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	545,400
	1,900,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,952,250
	2,888,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	3,046,840
	1,970,000	QEP Resources, Inc., 5.625%, 3/1/26	2,009,400
	1,878,000	Sanchez Energy Corp., 6.125%, 1/15/23	1,638,555
	2,375,000	Sanchez Energy Corp., 7.75%, 6/15/21	2,339,328
	354,000	SM Energy Co., 6.125%, 11/15/22	367,718
	235,000	SM Energy Co., 6.5%, 1/1/23	239,700
	2,020,000	SM Energy Co., 6.75%, 9/15/26	2,105,850
	1,260,000	SRC Energy, Inc., 6.25%, 12/1/25 (144A)	1,297,800
	750,000	Whiting Petroleum Corp., 6.625%, 1/15/26 (144A)	767,813
	1,900,000	WPX Energy, Inc., 5.25%, 9/15/24	1,923,750
	1,213,000	WPX Energy, Inc., 7.5%, 8/1/20	1,310,040
	670,000	WPX Energy, Inc., 8.25%, 8/1/23	768,825
			$53,006,261
		Oil & Gas Refining & Marketing - 1.7%
	4,695,000	Andeavor, 5.375%, 10/1/22	$4,838,198
	6,525,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	6,525,000
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	686,339
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,079,315
	1,965,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	2,063,250
			$16,192,102
		Oil & Gas Storage & Transportation - 4.7%
	3,150,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$3,268,125
	5,833,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	6,022,572
	2,800,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	2,856,000
	1,050,000	Energy Transfer Equity LP, 4.25%, 3/15/23	1,055,250
	1,414,000	Energy Transfer Equity LP, 5.875%, 1/15/24	1,530,655
	2,760,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	2,753,100
	2,190,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	2,228,325
	3,375,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	3,484,687
	4,090,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	4,151,350
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation - (continued)
	1,532,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	$1,547,780
	2,200,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)	2,288,000
	1,255,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	1,278,243
	625,000	Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 (144A)	638,281
	490,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	491,225
	2,695,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,654,575
	350,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	346,500
	2,491,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.25%, 5/1/23	2,543,934
	3,892,000	Williams Cos., Inc., 5.75%, 6/24/44	4,271,470
			$43,410,072
		Total Energy	$134,934,619
		FOOD & STAPLES RETAILING - 0.2%
		Food Retail - 0.2%
	2,241,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$2,095,335
		Total Food & Staples Retailing	$2,095,335
		FOOD, BEVERAGE & TOBACCO - 1.6%
		Packaged Foods & Meats - 1.2%
	1,300,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)	$1,326,000
	860,000	Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)	872,900
	860,000	Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)	877,200
	2,969,000	Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)	2,998,690
	777,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	778,942
	4,500,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	4,480,313
			$11,334,045
		Tobacco - 0.4%
	875,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$918,750
	3,075,000	Alliance One International, Inc., 9.875%, 7/15/21	2,921,250
			$3,840,000
		Total Food, Beverage & Tobacco	$15,174,045
		HEALTH CARE EQUIPMENT & SERVICES - 4.7%
		Health Care Facilities - 2.1%
	800,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$740,000
	850,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	604,562
	10,420,000	HCA, Inc., 5.375%, 2/1/25	10,641,425
	6,065,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	6,148,394
	905,000	Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)	957,671
			$19,092,052
		Health Care Services – 1.1%
	2,350,000	BioScrip, Inc., 8.875%, 2/15/21	$2,185,500
	4,649,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	4,881,450
	2,365,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	2,205,363
	1,315,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	1,321,575
			$10,593,888
		Managed Health Care - 1.5%
	1,220,000	Centene Corp., 4.75%, 1/15/25	$1,239,825
	1,953,000	Centene Corp., 5.625%, 2/15/21	2,007,938
	1,325,000	Centene Corp., 6.125%, 2/15/24	1,407,812
	3,465,000	Molina Healthcare, Inc., 5.375%, 11/15/22	3,612,263
	5,195,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	5,424,619
			$13,692,457
		Total Health Care Equipment & Services	$43,378,397
		HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
		Personal Products - 0.1%
	645,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$498,263
		Total Household & Personal Products	$498,263
		INSURANCE - 3.4%
		Reinsurance - 3.4%
	1,000,000+(i)(j)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	$48,600
	800,000+(i)(j)	Berwick Re 2018, Variable Rate Notes, 12/31/21	806,720
	400,000+(i)(j)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	403,800
	750,000(f)	Caelus Re V, Ltd., Series D, 10.705% (3 Month Treasury Bill + 925 bps), 6/5/20 (144A) (Cat Bond)	30,525
	3,600,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	389,520
	1,500,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	452,100
	300,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/21	301,650
	4,500,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	91,800
	400,000+(i)(j)	Clarendon Re, Variable Rate Notes, 1/15/19	347,400
	350,000+(i)(j)	Cypress Re, Variable Rate Notes, 1/15/19	324,275
	1,000,000+(i)(j)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/19	862,079
	300,000+(i)(j)	Dartmouth Re, Variable Rate Notes, 1/15/19	241,260
	250,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	185,325
	300,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	298,740
	750,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	749,775
	600,000(f)	Galilei Re, Ltd., 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	603,300
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	600,000(f)	Galilei Re, Ltd., 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	$597,060
	600,000(f)	Galilei Re, Ltd., 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	596,820
	250,000(f)	Galilei Re, Ltd., 9.928% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	246,150
	250,000(f)	Galilei Re, Ltd., 9.948% (6 Month USD LIBOR + 841 bps), 1/8/21 (144A) (Cat Bond)	244,550
	400,000+(i)(j)	Gleneagles Re, Group, Variable Rate Notes, 12/31/21	404,240
	2,400,000+(i)(j)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	281,280
	450,000+(i)(j)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	320,040
	4,500,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	98,100
	1,500,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	1,424,250
	1,400,000+(i)(j)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	1,400,700
	400,000(f)	International Bank for Reconstruction & Development, 12.988% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	398,992
	450,000+(i)(j)	Kilarney Re, Variable Rate Notes, 4/15/19	432,585
	1,000,000(f)	Kilimanjaro II Re, Ltd., 11.544% (6 Month USD LIBOR + 1,000 bps), 4/20/21 (144A) (Cat Bond)	877,700
	1,250,000(f)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.708% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,202,250
	1,000,000(f)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.208% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	997,800
	500,000+(i)(j)	Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/15/18	357,000
	500,000+(i)(j)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Non Voting, 8/31/21	488,550
	500,000+(i)(j)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Voting, 8/31/21	488,550
	2,600,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	35,360
	800,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	669,360
	201,418+(i)(j)	Madison Re, Variable Rate Notes, 12/31/21	202,868
	1,000,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/19	63,500
	500,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/20	326,200
	400,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	335,840
	900,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	914,040
	500,000+(i)(j)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/13/18	450,200
	400,000+(i)(j)	Old Head Re, Variable Rate Notes, 12/31/21	330,055
	300,000+(i)(j)	Oyster Bay Re, Variable Rate Notes, 1/15/19	264,510
	4,500,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	13,950
	5,800,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 11/30/19	60,320
	4,200,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/20	277,620
	2,000,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	131,600
	1,100,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21	90,513
	500,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	501,265
	950,000+(i)(j)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	892,378
	450,000+(i)(j)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/18	452,880
	750,000+(i)(j)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	690,900
	1,500,000+(i)(j)	Prestwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	25,500
	1,000,000(f)	Residential Reinsurance 2016, Ltd., 6.825% (3 Month Treasury Bill + 537 bps), 12/6/20 (144A) (Cat Bond)	990,100
	750,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	750,000
	800,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	707,840
	300,000+(i)(j)	Seminole Re, Variable Rate Notes, 1/15/19	260,970
	2,700,000+(i)(j)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	40,500
	1,000,000+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	1,039,500
	868,992+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	896,800
	250,000+(i)(j)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	251,400
	500,000(f)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	494,200
	800,000(f)	Ursa Re, Ltd., 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	803,200
	4,000,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	32,000
	1,100,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	1,080,530
	300,000+(i)(j)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	307,200
	400,000+(i)(j)	Wentworth 2017, Variable Rate Notes, 7/13/18	380,520
		Total Insurance	$31,757,105
		MATERIALS - 5.7%
		Aluminum - 0.1%
	1,000,000	Constellium NV, 5.875%, 2/15/26 (144A)	$1,020,000
		Commodity Chemicals - 0.7%
	2,830,000	CF Industries, Inc., 3.45%, 6/1/23	$2,765,476
	1,220,000	Hexion, Inc., 6.625%, 4/15/20	1,111,725
	1,510,000	Olin Corp., 5.0%, 2/1/30	1,511,887
	1,050,000	Valvoline, Inc., 4.375%, 8/15/25	1,046,063
			$6,435,151
	Principal
	Amount
	USD ($)		Value
		Copper - 0.2%
	2,007,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	$1,991,948
;
		Diversified Chemicals - 0.2%
	540,000	Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25 (144A)	$552,825
	942,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	950,242
			$1,503,067
		Diversified Metals & Mining - 0.3%
	975,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,072,500
	1,307,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	1,352,745
			$2,425,245
		Gold - 0.2%
	1,835,000	Kinross Gold Corp., 4.5%, 7/15/27 (144A)	$1,853,350
		Metal & Glass Containers - 2.8%
EUR	950,000(h)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$1,258,335
	950,000(h)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	988,000
	2,160,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	2,230,200
	4,901,000	Ball Corp., 5.25%, 7/1/25	5,195,060
	2,175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26 (144A)	2,185,875
	9,120,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	10,510,800
	1,060,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	1,099,750
	2,790,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	2,967,862
			$26,435,882
		Silver - 0.3%
	2,550,000	Coeur Mining, Inc., 5.875%, 6/1/24	$2,537,250
		Specialty Chemicals - 0.7%
	1,868,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	$1,872,670
	4,330,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	4,578,975
			$6,451,645
		Steel - 0.2%
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	$1,263,825
	1,060,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	1,110,350
			$2,374,175
		Total Materials	$53,027,713
		MEDIA – 6.0%
		Advertising - 0.2%
	2,320,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,337,400
		Broadcasting – 1.0%
	1,952,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	$2,010,560
	2,693,000	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)	2,783,889
	2,358,000	Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)	2,340,315
	1,620,000	TEGNA, Inc., 6.375%, 10/15/23	1,694,925
			$8,829,689
		Cable & Satellite – 3.5%
	1,840,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,863,736
	1,375,000	Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	1,407,656
	1,055,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	1,078,738
	2,290,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,208,418
	6,925,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	7,167,375
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,995,000
	2,005,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	2,030,063
	1,670,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	1,786,900
	3,370,000	DISH DBS Corp., 5.875%, 7/15/22	3,353,150
	2,195,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	2,247,131
	7,076,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	7,518,250
			$32,656,417
		Internet Media – 0.6%
	5,749,000	Netflix, Inc., 4.375%, 11/15/26	$5,617,865
		Movies & Entertainment – 0.7%
	1,600,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	$1,560,000
	2,895,000	Regal Entertainment Group, 5.75%, 2/1/25	2,970,994
	1,850,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	1,840,750
			$6,371,744
		Total Media	$55,813,115
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
		Pharmaceuticals - 3.0%
	1,880,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	$1,413,534
	2,601,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	2,197,845
	370,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	402,375
	3,705,000	Horizon Pharma, Inc., 6.625%, 5/1/23	3,732,788
	2,470,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	2,488,525
	16,483,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	14,891,566
	935,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	979,693
	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals - (continued)
	1,250,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	$1,329,300
		Total Pharmaceuticals, Biotechnology & Life Sciences	$27,435,626
		REAL ESTATE - 1.2%
		Diversified REIT - 0.1%
	1,225,000	MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/27	$1,212,995
		Real Estate Development - 0.1%
	1,055,000	Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (144A)	$1,084,012
		Residential REIT - 0.2%
	1,480,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,517,000
		Specialized REITs - 0.8%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$5,737,500
	2,075,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	2,015,344
			$7,752,844
		Total Real Estate	$11,566,851
		RETAILING - 0.5%
		Apparel Retail - 0.2%
	1,395,000	L Brands, Inc., 5.25%, 2/1/28	$1,379,306
		Automotive Retail - 0.3%
	2,900,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$3,016,000
		Total Retailing	$4,395,306
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductor Equipment - 0.1%
	720,000	Entegris, Inc., 4.625%, 2/10/26 (144A)	$722,700
		Total Semiconductors & Semiconductor Equipment	$722,700
		SOFTWARE & SERVICES - 2.7%
		Application Software - 0.3%
	2,245,000	Open Text Corp., 5.875%, 6/1/26 (144A)	$2,362,863
		Data Processing & Outsourced Services - 1.4%
	2,848,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$2,926,320
	2,125,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	1,970,937
	2,750,000	First Data Corp., 5.0%, 1/15/24 (144A)	2,822,187
	3,350,000	First Data Corp., 5.75%, 1/15/24 (144A)	3,463,063
	1,830,000	First Data Corp., 7.0%, 12/1/23 (144A)	1,927,228
			$13,109,735
		Internet Software & Services - 0.4%
	3,225,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$3,398,344
		IT Consulting & Other Services - 0.6%
	1,310,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25 (144A)	$1,332,925
	655,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	692,663
	3,690,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	3,925,237
			$5,950,825
		Total Software & Services	$24,821,767
		TECHNOLOGY HARDWARE & EQUIPMENT – 1.1%
		Communications Equipment - 0.4%
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$1,504,337
	1,550,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	1,553,875
			$3,058,212
		Computer Hardware Storage & Peripherals - 0.5%
	3,835,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$4,051,678
	695,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	714,113
			$4,765,791
		Electronic Equipment & Instruments - 0.2%
	1,995,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$2,004,975
		Total Technology Hardware & Equipment	$9,828,978
		TELECOMMUNICATION SERVICES - 6.1%
		Integrated Telecommunication Services – 1.9%
	1,750,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24	$1,785,000
	3,696,000	Frontier Communications Corp., 8.5%, 4/15/20	3,608,220
	2,500,000	Frontier Communications Corp., 8.75%, 4/15/22	1,953,125
	1,575,000	SFR Group SA, 6.0%, 5/15/22 (144A)	1,537,121
	2,975,000	Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	1,732,967
	1,825,000	Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	1,559,828
	2,550,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,384,250
	4,289,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	3,002,300
			$17,562,811
		Wireless Telecommunication Services – 4.2%
	1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	$1,946,100
	3,300,000	CenturyLink, Inc., 6.45%, 6/15/21	3,353,427
	18,573,000	Sprint Corp., 7.25%, 9/15/21	19,737,713
	2,050,000	T-Mobile USA, Inc., 4.75%, 2/1/28	2,057,688
	3,445,000	T-Mobile USA, Inc., 5.125%, 4/15/25	3,556,962
	Principal
	Amount
	USD ($)		Value
		Wireless Telecommunication Services - (continued)
	700,000	T-Mobile USA, Inc., 6.0%, 4/15/24	$744,163
	860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	932,025
	3,350,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	3,469,533
	4,110,000	Wind Tre SpA, 5.0%, 1/20/26 (144A)	3,730,318
			$39,527,929
		Total Telecommunication Services	$57,090,740
		TRANSPORTATION - 0.6%
		Airlines - 0.3%
	1,920,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$1,959,744
	1,060,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	1,054,700
			$3,014,444
		Trucking - 0.3%
	3,500,000	Syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$2,835,000
		Total Transportation	$5,849,444
		UTILITIES - 3.9%
		Electric Utilities - 0.1%
	323,000	AES Corp., 5.125%, 9/1/27	$338,242
	600,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	603,000
			$941,242
		Gas Utilities - 1.3%
	925,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$945,812
	1,065,000	DCP Midstream Operating LP, 2.7%, 4/1/19	1,061,006
	1,785,000	DCP Midstream Operating LP, 3.875%, 3/15/23	1,780,538
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,531,750
	3,585,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	3,450,563
	1,550,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	1,464,750
			$12,234,419
		Independent Power Producers & Energy Traders - 2.5%
	1,650,000	AES Corp., 5.5%, 3/15/24	$1,699,995
	6,267,000	Calpine Corp., 5.75%, 1/15/25	5,937,982
	3,002,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	3,257,170
	350,000	NRG Energy, Inc., 6.25%, 7/15/22	362,688
	1,669,000	NRG Energy, Inc., 6.25%, 5/1/24	1,744,739
	2,694,000	NRG Energy, Inc., 6.625%, 1/15/27	2,850,252
	710,000	NRG Energy, Inc., 7.25%, 5/15/26	773,261
	344,408	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	378,849
	2,950,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	2,920,500
	2,950,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	2,909,438
			$22,834,874
		Total Utilities	$36,010,535
		TOTAL CORPORATE BONDS
		(Cost $676,100,621)	$692,567,948
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2% of Net Assets
	17,000,000(b)	U.S. Treasury Bills, 2/22/18	$16,988,118
	13,000,000(f)	United States Treasury Floating Rate Note, 1.62% (3 Month Treasury Yield + 19 bps), 4/30/18	13,007,710
			$29,995,828
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $29,987,224)	$29,995,828
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.5% of Net Assets*(f)
		AUTOMOBILES & COMPONENTS - 0.9%
		Auto Parts & Equipment - 0.9%
	4,105	Allison Transmission, Inc., Term Loan B-3, 3.57% (LIBOR + 200 bps), 9/23/22	$4,148
	1,548,090	TI Group Automotive Systems LLC, Initial US Term Loan, 4.074% (LIBOR + 250 bps), 6/30/22	1,560,183
	6,804,156	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.313% (LIBOR + 275 bps), 3/7/24	6,850,934
		Total Automobiles & Components	$8,415,265
		CAPITAL GOODS - 0.3%
		Building Products - 0.3%
	2,376,795	Builders FirstSource, Inc., Refinancing Term Loan, 4.693% (LIBOR + 300 bps), 2/29/24	$2,392,542
		Total Capital Goods	$2,392,542
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Diversified Support Services - 0.0%†
	409,276	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.193% (LIBOR + 650 bps), 7/18/19	$404,671
		Environmental & Facilities Services - 0.1%
	600,412	WCA Waste Systems, Inc., Initial Term Loan, 4.324% (LIBOR + 275 bps), 8/11/23	$602,476
		Total Commercial Services & Supplies	$1,007,147
		ENERGY - 0.3%
		Oil & Gas Drilling - 0.3%
	3,210,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.559% (LIBOR + 600 bps), 3/1/24	$3,232,069
		Total Energy	$3,232,069
	Principal
	Amount
	USD ($)		Value
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Services - 0.5%
	1,100,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.167% (LIBOR + 450 bps), 10/24/23	$1,102,750
	693,791	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.074% (LIBOR + 550 bps), 8/4/21	695,526
	2,492,875	National Mentor Holdings, Inc., Tranche B Term Loan, 4.693% (LIBOR + 300 bps), 1/31/21	$2,526,374
			$4,324,650
		Health Care Supplies - 0.2%
	1,825,825	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	$1,831,721
		Managed Health Care - 0.1%
	564,506	MMM Holdings, Inc., MMM Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	$547,570
	410,392	MSO of Puerto Rico, Inc., MSO Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	398,081
			$945,651
		Total Health Care Equipment & Services	$7,102,022
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	3,934,187	Revlon Consumer Products Corp., Initial Term Loan B, 5.074% (LIBOR + 350 bps), 9/7/23	$3,075,692
		Total Household & Personal Products	$3,075,692
		INSURANCE - 0.0%†
		Multi-line Insurance - 0.0%†
	360,449	Alliant Holdings I LLC, Initial Term Loan, 4.817% (LIBOR + 325 bps), 8/12/22	$363,501
		Total Insurance	$363,501
		MATERIALS - 0.5%
		Specialty Chemicals - 0.1%
	1,041,557	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.693% (LIBOR + 200 bps), 6/1/24	$1,050,073
		Steel - 0.4%
	3,398,422	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.408% (LIBOR + 275 bps), 6/14/21	$3,427,734
		Total Materials	$4,477,807
		MEDIA - 0.2%
		Broadcasting - 0.2%
	1,369,326	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.324% (LIBOR + 275 bps), 3/15/24	$1,372,214
		Total Media	$1,372,214
		RETAILING - 0.7%
		Automotive Retail - 0.5%
	4,285,923	CWGS Group LLC, Term Loan, 4.557% (LIBOR + 300 bps), 11/8/23	$4,325,658
		Department Stores - 0.2%
	2,493,506	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 4.805% (LIBOR + 325 bps), 10/25/20	$2,137,404
		Total Retailing	$6,463,062
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
		Semiconductors - 0.2%
	2,185,731	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.574% (LIBOR + 200 bps), 3/31/23	$2,203,339
		Total Semiconductors & Semiconductor Equipment	$2,203,339
		TELECOMMUNICATION SERVICES - 1.1%
		Integrated Telecommunication Services - 0.5%
	5,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.696% (LIBOR + 225 bps), 2/22/24	$5,028,125
		Wireless Telecommunication Services - 0.6%
	5,100,408	Virgin Media Bristol LLC, Facility K, 4.06% (LIBOR + 250 bps), 1/15/26	$5,135,019
		Total Telecommunication Services	$10,163,144
		UTILITIES - 0.1%
		Electric Utilities - 0.1%
	170,777	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.064% (LIBOR + 250 bps), 8/4/23	$172,287
	963,695	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.072% (LIBOR + 250 bps), 8/4/23	972,214
		Total Utilities	$1,144,501
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $51,220,392)	$51,412,305
	Shares
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	921(e)	Contura Energy, Inc.	$24,867
		Oil & Gas Exploration & Production - 0.0%†
	4,728,525(e)	ANR, Inc.	$61,471
		Total Energy	$86,338
	Shares		Value
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Facilities - 0.0%†
	1,452^(e)	BioScrip, Inc.	$1,453
	1,794^(e)	BioScrip, Inc.	1,794
		Total Health Care Equipment & Services	$3,247
		TOTAL RIGHTS/WARRANTS
		(Cost $598,118)	$89,585
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
		(Cost $891,015,779)	$922,420,473
		OTHER ASSETS AND LIABILITIES - 0.8%	$7,621,248
		NET ASSETS - 100.0%	$930,041,721
BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
ZERO	Zero Constant Index.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $335,558,755, or 36.1% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At January 31, 2018, the value of these securities amounted to $8,082,647, or 0.9% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2018.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.
(g)	Security is in default.
(h)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $23,674,458, or 2.5% of net assets.
(j)	Rate to be determined.
FUTURES CONTRACTS

INDEX FUTURES CONTRACT

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
202	S&P 500 EMINI	03/16/18	$26,944,275	$28,540,075	$(1,595,800)
TOTAL FUTURE CONTRACTS			$26,944,275	$28,540,075	$(1,595,800)
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Net Unrealized Appreciation (Depreciation)	Market Value
17,973,985	Markit CDX North America High Yield Index Series 23	Receive	5.00%	12/20/19	$1,186,413	$(131,215)	$1,055,198
5,858,800	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	135,338	283,567	418,905
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$1,321,751	$152,352	$1,474,103

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(80,238)	$69,694	$(10,544)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	44,157	(6,680)
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(77,625)	66,518	(11,107)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(208,700)	$180,369	$(28,331)
TOTAL SWAP CONTRACTS						$1,113,051	$332,721	$1,445,772
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars unless otherwise noted.
EUR – Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$–	$77,687,357	$–	$77,687,357
Preferred Stocks	2,545,927	–	–	2,545,927
Convertible Preferred Stocks
Health Care Equipment & Services
Health Care Facilities	–	–	70,672	70,672
All Other Convertible Preferred Stocks	13,640,110	–	–	13,640,110
Common Stocks
Commercial & Professional Services
Environmental & Facilities Services	–	–	737	737
Energy
Oil & Gas Exploration & Production	29,546	–	1,497,918	1,527,464
All Other Common Stocks	34,748,831	–	–	34,748,831
Asset Backed Security	–	752,264	–	752,264
Collateralized Mortgage Obligations	–	17,381,445	–	17,381,445
Corporate Bonds
Insurance
Reinsurance	–	8,082,647	23,674,458	31,757,105
All Other Corporate Bonds	–	660,810,843	–	660,810,843
U.S. Government and Agency Obligation	–	29,995,828	–	29,995,828
Senior Secured Floating Rate Loan Interests	–	51,412,305	–	51,412,305
Rights/Warrants
Health Care Equipment & Services
Health Care Facilities	–	–	3,247	3,247
All Other Rights/Warrants	–	86,338	–	86,338
Total Investments in Securities	$50,964,414	$846,209,027	$25,247,032	$922,420,473
Other Financial Instruments
Unrealized depreciation on futures contracts	$(1,595,800)	$–	$–	$(1,595,800)
Swap contracts, at value	–	1,445,772	–	1,445,772
Total Other Financial Instruments	$(1,595,800)	$1,445,772	$–	$(150,028)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Convertible Preferred Stocks	Common Stocks	Corporate Bonds	Rights/ Warrants	Total
Balance as of 10/31/17	$68,774	$1,498,655	$17,918,535	$2,649	$19,488,613
Realized gain (loss)	–	–	–	–	–
Changed in unrealized appreciation (depreciation)	1,898	–	(1,109,113)	598	(1,106,617)
Accrued discounts/premiums	–	–	(148)	–	(148)
Purchases	–	–	10,232,471	–	10,232,471
Sales	–	–	(3,367,287)	–	(3,367,287)
Transfer in to Level 3*	–	–	–	–	–
Transfer out of Level 3*	–	–	–	–	–
Balance as of 1/31/18	$70,672	$1,498,655	$23,674,458	$3,247	$25,247,032

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2018, there were no transfers between Level 1, 2 and 3.

Net change in unrealized appreciation/(depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $(430,188)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.